UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21973

Eaton Vance Tax‑Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2025
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund (EXG)
Semi-Annual Report
April 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.0657 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2025
Eaton Vance
Tax-Managed Global Diversified Equity Income Fund

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/27/2007	(0.41)%	6.20%	12.68%	8.04%
Fund at Market Price	—	2.18	10.94	13.09	7.74

MSCI World Index	—	0.93%	12.16%	13.94%	9.33%
Cboe S&P 500 BuyWrite IndexSM	—	1.35	9.50	10.31	6.10
% Premium/Discount to NAV[2]
As of period end	(7.55)%
Distributions[3]
Total Distributions per share for the period	$0.39
Distribution Rate at NAV	9.02%
Distribution Rate at Market Price	9.76
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
Microsoft Corp.	4.9%
Alphabet, Inc., Class C	4.2
Amazon.com, Inc.	3.4
NVIDIA Corp.	2.9
Apple, Inc.	2.8
Compass Group PLC	2.5
AstraZeneca PLC	2.4
Nestle SA	2.0
Siemens AG	1.9
ASML Holding NV	1.6
Total	28.6%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 3.1%
BAE Systems PLC	1,421,173	$ 32,946,538
Leonardo SpA	302,231	15,712,483
Safran SA(1)	129,526	34,469,414
		$ 83,128,435
Banks — 8.3%
Banco Santander SA	3,905,240	$ 27,496,251
Citigroup, Inc.(1)	358,450	24,510,811
Grupo Financiero Banorte SAB de CV, Class O	2,248,939	19,283,501
HDFC Bank Ltd.	1,459,562	33,152,413
KBC Group NV	235,904	21,752,415
Societe Generale SA	735,635	38,355,251
Toronto-Dominion Bank	585,014	37,381,317
Truist Financial Corp.(1)	526,104	20,170,827
		$ 222,102,786
Beverages — 1.3%
Diageo PLC(1)	509,559	$ 14,308,616
Pernod Ricard SA	183,961	19,940,537
		$ 34,249,153
Biotechnology — 1.3%
CSL Ltd.	215,072	$ 34,521,838
		$ 34,521,838
Broadline Retail — 3.4%
Amazon.com, Inc.(1)(2)	492,463	$ 90,820,026
		$ 90,820,026
Building Products — 1.0%
Carrier Global Corp.(1)	422,081	$ 26,396,946
		$ 26,396,946
Capital Markets — 1.7%
Charles Schwab Corp.	300,212	$ 24,437,257
State Street Corp.	222,667	19,616,963
		$ 44,054,220
Consumer Finance — 0.6%
Discover Financial Services	92,601	$ 16,915,425
		$ 16,915,425
Security	Shares	Value
Diversified Telecommunication Services — 1.1%
Zegona Communications PLC(2)	3,232,578	$ 29,215,672
		$ 29,215,672
Electric Utilities — 2.1%
Iberdrola SA	1,764,826	$ 31,812,496
NextEra Energy, Inc.(1)	347,881	23,266,281
		$ 55,078,777
Electrical Equipment — 2.1%
AMETEK, Inc.(1)	197,115	$ 33,426,762
Schneider Electric SE	95,957	22,419,945
		$ 55,846,707
Electronic Equipment, Instruments & Components — 1.5%
Halma PLC	47,880	$ 1,767,329
Keyence Corp.	94,286	39,420,176
		$ 41,187,505
Energy Equipment & Services — 0.7%
Baker Hughes Co.	492,462	$ 17,433,155
		$ 17,433,155
Entertainment — 1.5%
Walt Disney Co.(1)	438,145	$ 39,849,288
		$ 39,849,288
Financial Services — 2.9%
Global Payments, Inc.(1)	285,110	$ 21,756,744
Visa, Inc., Class A(1)	111,398	38,488,009
Voya Financial, Inc.	270,220	15,997,024
		$ 76,241,777
Food Products — 2.0%
Nestle SA(1)	510,662	$ 54,353,527
		$ 54,353,527
Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	173,713	$ 22,712,975
Alcon AG	155,513	15,109,720
Boston Scientific Corp.(1)(2)	168,474	17,330,920
Coloplast AS, Class B	155,557	17,603,305
Intuitive Surgical, Inc.(1)(2)	41,361	21,334,004
Straumann Holding AG	116,355	14,187,956
		$ 108,278,880

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 0.9%
Amplifon SpA	839,167	$ 16,060,772
UnitedHealth Group, Inc.	20,446	8,412,302
		$ 24,473,074
Health Care REITs — 0.6%
Healthpeak Properties, Inc.(1)	922,886	$ 16,464,286
		$ 16,464,286
Hotels, Restaurants & Leisure — 5.8%
Amadeus IT Group SA	324,663	$ 25,555,198
Aramark(1)	851,535	28,466,815
Compass Group PLC	2,021,362	68,149,860
InterContinental Hotels Group PLC	219,715	23,445,776
Marriott International, Inc., Class A	40,186	9,587,576
		$ 155,205,225
Household Products — 1.3%
Reckitt Benckiser Group PLC	524,937	$ 33,882,864
		$ 33,882,864
Industrial Conglomerates — 1.9%
Siemens AG	219,042	$ 50,436,922
		$ 50,436,922
Insurance — 4.2%
AIA Group Ltd.	3,268,947	$ 24,493,931
Allstate Corp.	100,416	19,921,530
American International Group, Inc.	320,594	26,134,823
Prudential PLC	1,889,937	20,095,274
RenaissanceRe Holdings Ltd.	91,288	22,085,306
		$ 112,730,864
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(1)	700,278	$ 112,667,727
		$ 112,667,727
Life Sciences Tools & Services — 0.9%
Danaher Corp.(1)	118,822	$ 23,684,789
		$ 23,684,789
Machinery — 2.7%
IDEX Corp.(1)	165,046	$ 28,713,053
Ingersoll Rand, Inc.(1)	204,871	15,453,419
Parker-Hannifin Corp.(1)	48,343	29,250,416
		$ 73,416,888
Security	Shares	Value
Metals & Mining — 1.4%
Anglo American PLC	669,843	$ 18,285,630
Rio Tinto Ltd.(1)	249,713	18,682,834
		$ 36,968,464
Multi-Utilities — 0.4%
CMS Energy Corp.(1)	153,033	$ 11,270,880
		$ 11,270,880
Oil, Gas & Consumable Fuels — 2.4%
EQT Corp.(1)	549,541	$ 27,169,307
Exxon Mobil Corp.(1)	355,815	37,584,739
		$ 64,754,046
Personal Care Products — 0.3%
L'Oreal Prime De Fidelite(2)	17,096	$ 7,554,135
L'Oreal SA(2)	1,899	839,103
		$ 8,393,238
Pharmaceuticals — 6.5%
AstraZeneca PLC	445,146	$ 63,774,644
Eli Lilly & Co.(1)	49,356	44,368,576
Novo Nordisk AS, Class B	441,207	29,499,767
Zoetis, Inc.(1)	238,716	37,335,182
		$ 174,978,169
Professional Services — 1.8%
Recruit Holdings Co. Ltd.	190,747	$ 10,570,293
RELX PLC	407,944	22,263,601
Verisk Analytics, Inc.(1)	51,839	15,366,635
		$ 48,200,529
Residential REITs — 1.0%
Invitation Homes, Inc.(1)	749,174	$ 25,614,259
		$ 25,614,259
Semiconductors & Semiconductor Equipment — 9.5%
ASML Holding NV(1)	67,408	$ 45,125,738
Broadcom, Inc.(1)	151,414	29,142,653
Infineon Technologies AG	1,019,426	33,766,494
Micron Technology, Inc.(1)	375,828	28,919,965
NVIDIA Corp.(1)	716,668	78,059,478
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	93,069	15,513,672
Tokyo Electron Ltd.	161,286	24,015,214
		$ 254,543,214

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 8.0%
Adobe, Inc.(1)(2)	80,545	$ 30,202,764
Intuit, Inc.(1)	44,118	27,682,722
Microsoft Corp.(1)	336,950	133,182,857
Salesforce, Inc.(1)	89,278	23,989,891
		$ 215,058,234
Specialty Retail — 0.9%
TJX Cos., Inc.(1)	191,913	$ 24,695,365
		$ 24,695,365
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.(1)	357,629	$ 75,996,163
		$ 75,996,163
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA, Class A	124,514	$ 22,002,271
LVMH Moet Hennessy Louis Vuitton SE	35,143	19,466,738
		$ 41,469,009
Trading Companies & Distributors — 1.5%
IMCD NV	299,525	$ 39,831,028
		$ 39,831,028
Total Common Stocks (identified cost $1,793,535,550)		$2,654,409,354

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	51,538,191	$ 51,538,191
Total Short-Term Investments (identified cost $51,538,191)		$ 51,538,191
Total Investments — 101.2% (identified cost $1,845,073,741)		$2,705,947,545
Total Written Call Options — (1.4)% (premiums received $19,390,453)		$ (37,659,968)
Other Assets, Less Liabilities — 0.2%		$ 4,770,984
Net Assets — 100.0%		$2,673,058,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.9%	$1,621,744,810
United Kingdom	10.7	289,754,900
France	4.5	120,625,178
Netherlands	3.1	84,956,766
Spain	3.1	84,863,945
Germany	3.1	84,203,416
Japan	2.7	74,005,683
Denmark	1.8	47,103,072
Hong Kong	1.7	44,589,205
Canada	1.4	37,381,317
Switzerland	1.3	36,190,227
India	1.2	33,152,413
Italy	1.2	31,773,255
Bermuda	0.8	22,085,306
Belgium	0.8	21,752,415
Mexico	0.7	19,283,501
Australia	0.7	18,682,834
South Africa	0.7	18,285,630
Taiwan	0.6	15,513,672
Total Investments	100.0%	$2,705,947,545

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (1.4)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	800	EUR	41,281,760	EUR	4,950	5/9/25	$ (1,744,934)
Dow Jones Euro STOXX 50 Index	780	EUR	40,249,716	EUR	5,025	5/16/25	(1,233,859)
Dow Jones Euro STOXX 50 Index	770	EUR	39,733,694	EUR	5,225	5/23/25	(336,287)
Dow Jones Euro STOXX 50 Index	770	EUR	39,733,694	EUR	5,225	5/30/25	(415,509)
FTSE 100 Index	870	GBP	73,905,195	GBP	8,400	5/16/25	(1,586,219)
Nikkei 225 Index	510	JPY	18,383,143,800	JPY	34,750	5/9/25	(5,182,840)
S&P 500 Index	131	USD	72,954,686	USD	5,400	5/2/25	(2,198,835)
S&P 500 Index	131	USD	72,954,686	USD	5,175	5/5/25	(4,956,385)
S&P 500 Index	130	USD	72,397,780	USD	5,250	5/7/25	(4,115,150)
S&P 500 Index	130	USD	72,397,780	USD	5,480	5/9/25	(1,758,900)
S&P 500 Index	129	USD	71,840,874	USD	5,575	5/12/25	(1,021,680)
S&P 500 Index	130	USD	72,397,780	USD	5,475	5/14/25	(1,992,900)
S&P 500 Index	130	USD	72,397,780	USD	5,440	5/16/25	(2,395,900)
S&P 500 Index	131	USD	72,954,686	USD	5,360	5/19/25	(3,317,575)
S&P 500 Index	127	USD	70,727,062	USD	5,600	5/21/25	(1,205,865)
S&P 500 Index	129	USD	71,840,874	USD	5,600	5/23/25	(1,333,215)
S&P 500 Index	129	USD	71,840,874	USD	5,650	5/27/25	(1,039,740)
S&P 500 Index	131	USD	72,954,686	USD	5,575	5/28/25	(1,824,175)
Total							$(37,659,968)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,793,535,550)	$2,654,409,354
Affiliated investments, at value (identified cost $51,538,191)	51,538,191
Foreign currency, at value (identified cost $378,446)	379,856
Dividends receivable	3,881,700
Dividends receivable from affiliated investments	123,826
Receivable for premiums on written options	1,525,542
Tax reclaims receivable	4,193,074
Trustees' deferred compensation plan	249,339
Other assets	2,729
Total assets	$2,716,303,611
Liabilities
Written options outstanding, at value (premiums received $19,390,453)	$37,659,968
Payable for closed written options	661,684
Payable to affiliates:
Investment adviser fee	2,109,040
Trustees' fees	9,223
Trustees' deferred compensation plan	249,339
Accrued foreign capital gains taxes	1,740,996
Accrued expenses	814,800
Total liabilities	$43,245,050
Net Assets	$2,673,058,561
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$3,059,360
Additional paid-in capital	1,736,418,560
Distributable earnings	933,580,641
Net Assets	$2,673,058,561
Common Shares Issued and Outstanding	305,936,026
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$8.74

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,416,517)	$21,160,410
Dividend income from affiliated investments	416,387
Interest income	4,052
Other income	1,003,251
Total investment income	$22,584,100
Expenses
Investment adviser fee	$13,691,474
Trustees’ fees and expenses	54,250
Custodian fee	349,721
Transfer and dividend disbursing agent fees	9,669
Legal and accounting services	247,963
Printing and postage	271,448
Miscellaneous	335,546
Total expenses	$14,960,071
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$13,706
Total expense reductions	$13,706
Net expenses	$14,946,365
Net investment income	$7,637,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$194,369,488
Written options	29,990,668
Foreign currency transactions	56,581
Net realized gain	$224,416,737
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $470,669)	$(224,184,886)
Written options	(28,668,064)
Foreign currency	260,868
Net change in unrealized appreciation (depreciation)	$(252,592,082)
Net realized and unrealized loss	$(28,175,345)
Net decrease in net assets from operations	$(20,537,610)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,637,735	$22,739,663
Net realized gain	224,416,737	117,542,132
Net change in unrealized appreciation (depreciation)	(252,592,082)	452,031,990
Net increase (decrease) in net assets from operations	$(20,537,610)	$592,313,785
Distributions to shareholders	$(120,599,982)	$(146,320,273)
Tax return of capital to shareholders	$—	$(79,177,413)
Capital share transactions:
Cost of shares repurchased	$—	$(2,937,825)
Net decrease in net assets from capital share transactions	$—	$(2,937,825)
Net increase (decrease) in net assets	$(141,137,592)	$363,878,274
Net Assets
At beginning of period	$2,814,196,153	$2,450,317,879
At end of period	$2,673,058,561	$2,814,196,153

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.20	$8.00	$7.81	$10.36	$8.09	$8.70
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.07	$0.10	$0.07	$0.05	$0.05
Net realized and unrealized gain (loss)	(0.09)	1.87	0.75	(1.79)	2.98	0.08
Total income (loss) from operations	$(0.07)	$1.94	$0.85	$(1.72)	$3.03	$0.13
Less Distributions
From net investment income	$(0.39)	$(0.10)	$(0.10)	$(0.17)	$(0.07)	$(0.05)
From net realized gain	—	(0.38)	(0.08)	(0.65)	(0.49)	—
Tax return of capital	—	(0.26)	(0.48)	(0.01)	(0.20)	(0.69)
Total distributions	$(0.39)	$(0.74)	$(0.66)	$(0.83)	$(0.76)	$(0.74)
Anti-dilutive effect of share repurchase program(1)	$—	$0.00(2)	$—	$—	$—	$—
Premium from common shares sold through shelf offering (see Note 5)(1)	$—	$—	$—	$0.00(2)	$—(2)	$—
Net asset value — End of period	$8.74	$9.20	$8.00	$7.81	$10.36	$8.09
Market value — End of period	$8.08	$8.29	$6.97	$7.80	$10.59	$7.13
Total Investment Return on Net Asset Value(3)	(0.41)%(4)	25.78%	11.57%	(17.25)%	38.57%	2.35%
Total Investment Return on Market Value(3)	2.18%(4)	30.09%	(2.67)%	(19.15)%	60.71%	(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,673,059	$2,814,196	$2,450,318	$2,393,126	$3,154,487	$2,449,271
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.08%(6)	1.07%	1.08%	1.07%	1.07%	1.08%
Net expenses	1.08%(6)(7)	1.07%(7)	1.08%(7)	1.07%(7)	1.07%	1.08%
Net investment income	0.55%(6)	0.81%	1.21%	0.74%	0.47%	0.57%
Portfolio Turnover	22%(4)	23%	19%	27%	44%	43%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the "EU reclaims"). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the six months ended April 30, 2025, the Fund received approximately $1,003,000 from Sweden for EU reclaims and interest thereon. Such amount is included in other income on the Statement of Operations.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,835,682,391
Gross unrealized appreciation	$958,907,685
Gross unrealized depreciation	(126,302,499)
Net unrealized appreciation	$832,605,186
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets, as defined in the investment advisory agreement, as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	1.000%
Over $1.5 billion up to and including $3 billion	0.980%
Over $3 billion up to and including $5 billion	0.960%
Over $5 billion	0.940%
For purposes of this calculation, gross assets represent net assets plus obligations attributable to investment leverage. During the six months ended April 30, 2025, the Fund had no obligations attributable to investment leverage. For the six months ended April 30, 2025, the investment adviser fee amounted to $13,691,474 or 0.99% (annualized) of the Fund's average daily gross assets.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $13,706 relating to the Fund's investment in the Liquidity Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $630,666,634 and $747,461,960, respectively, for the six months ended April 30, 2025.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

5  Common Shares of Beneficial Interest and Shelf Offering
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2025 and the year ended October 31, 2024.
In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2025. During the year ended October 31, 2024, the Fund repurchased 350,135 of its common shares under the share repurchase program at a cost, including brokerage commissions, of $2,937,825 and an average price per share of $8.39. The weighted average discount per share to NAV on these repurchases amounted to 10.40% for the year ended October 31, 2024.
In February 2022, the Fund filed an automatically effective shelf registration statement (the “2022 Registration Statement”) and a prospectus supplement, pursuant to the 2022 Registration Statement, relating to the offer and sale of up to an additional 22,714,759 common shares of the Fund under the Fund's then current equity shelf offering program. As of February 2025, the offering of unsold shares pursuant to the 2022 Registration Statement has been terminated. During the six months ended April 30, 2025 and the year ended October 31, 2024, there were no shares sold by the Fund pursuant to its then current shelf offering.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(37,659,968)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$29,990,668	$(28,668,064)
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 6,537 contracts.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $51,538,191, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$15,256,522	$319,752,214	$(283,470,545)	$ —	$ —	$51,538,191	$416,387	51,538,191
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 152,517,015	$ 29,215,672	$ —	$ 181,732,687
Consumer Discretionary	153,569,782	158,619,843	—	312,189,625
Consumer Staples	—	130,878,782	—	130,878,782
Energy	82,187,201	—	—	82,187,201
Financials	306,699,537	165,345,535	—	472,045,072
Health Care	175,178,748	190,758,002	—	365,936,750
Industrials	148,607,231	228,650,224	—	377,257,455
Information Technology	442,690,165	144,094,951	—	586,785,116
Materials	—	36,968,464	—	36,968,464
Real Estate	42,078,545	—	—	42,078,545
Utilities	34,537,161	31,812,496	—	66,349,657
Total Common Stocks	$1,538,065,385	$1,116,343,969*	$ —	$2,654,409,354
Short-Term Investments	$ 51,538,191	$ —	$ —	$ 51,538,191
Total Investments	$1,589,603,576	$ 1,116,343,969	$ —	$2,705,947,545

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (27,160,320)	$ (10,499,648)	$ —	$ (37,659,968)
Total	$ (27,160,320)	$ (10,499,648)	$ —	$ (37,659,968)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
April 30, 2025
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7752    4.30.25

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.
(c)

Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025